Summary of Principal Accounting Policies - Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	¥ 3,647
Provisions	(7,028)	$ (990)	¥ (424)	¥ 112,959
Reversal	9,779
Write off				10,800
Balance at end of the year	6,862		3,647
Amounts due from related parties
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	25,666		30,128	4,006
Provisions	2,602		544	26,122
Reversal	(4,670)		(5,471)
Write off	(610)		(544)
Foreign currency adjustments	406		1,009
Balance at end of the year	23,394		25,666	30,128
Accounts receivable
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	3,647		458
Provisions	4,979		3,905	458
Reversal	(1,764)		(578)
Write off			(138)
Balance at end of the year	¥ 6,862		3,647	458
Other financial receivables
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year			4,000
Provisions			495	4,000
Write off			¥ (4,495)
Balance at end of the year				¥ 4,000